INCOME TAX - Deferred tax assets and liabilities (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Deferred tax assets:
Allowance for accounts receivable	¥ 104	¥ 12
Government subsidy	1,592	3,127
Accrued expenses	35,741	27,601
Asset retirement obligation	15,680	13,110
Leases	13,457
Net operating loss carry forwards	322,473	267,159
Total gross deferred tax assets	389,047	311,009
Valuation allowance on deferred tax assets	(246,750)	(205,976)	¥ (192,994)	¥ (155,852)
Deferred tax assets, net of valuation allowance	142,297	105,033
Deferred tax liabilities:
Property and equipment	(148,284)	(171,656)
Intangible assets	(137,878)	(97,102)
Prepaid land use rights	(1,592)	(1,612)
Leases		(9,568)
Accounts receivable		(4,836)
Total deferred tax liabilities	(287,754)	(284,774)
Net deferred tax liabilities	(145,457)	(179,741)
Analysis as:
Deferred tax assets	136,809	72,931
Deferred tax liabilities	(282,266)	(252,672)
Net deferred tax liabilities	¥ (145,457)	¥ (179,741)